17. Loans and financing (Details 3) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Jan. 31, 2020 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount		R$ 1,837,904
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 363,321
Secured funding [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount			R$ 833,171
Secured funding [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	August 31, 2020
Principal amount		R$ 1,367,825
Interest rate (p.a.)	9.50%
Maturity Date	December 30, 2021
Secured funding [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 250,000